Income taxes - Reconciliation of Expected Income Taxes to Income Tax Expense (Benefit) (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Operating Loss Carryforwards [Line Items]
Withholding taxes related to dividend and interest income									$ 0	$ 0	$ 6,325
Uncertain tax positions									68	0	(300)
Non-deductible expenses and other									(4)	10	(1)
Income Tax Expense (Benefit)	$ 3,728	$ 652	$ 3,309	$ 419	$ (718)	$ (213)	$ (74)	$ 1,718	8,108	713	(4,010)
Bermuda
Operating Loss Carryforwards [Line Items]
Bermuda (expected tax expense at 0%)									0	0	0
United States
Operating Loss Carryforwards [Line Items]
Foreign location									8,013	681	(10,032)
United Kingdom
Operating Loss Carryforwards [Line Items]
Foreign location									$ 31	$ 22	$ (2)